CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
Net sales	$ 66,581	$ 60,667	$ 44,522
Cost of sales	56,311	50,953	37,073
Gross profit	10,270	9,714	7,449
Selling, general and administrative expenses	9,459	8,806	8,856
Other (expenses) income, net	(278)	894	(696)
Operating (loss) income	533	1,802	(2,103)
Non-operating income, net	3,884	4,395	3,688
Income, before income taxes	4,417	6,197	1,585
Income taxes	144	7	209
Net income attribute to Deswell Industries, Inc.	4,273	6,190	1,376
Other comprehensive income (loss)
Unrealized loss on available-for-sale securities			(3)
Reclassification adjustment in connection with loss on disposal of available-for-sale securities transferred to profit or loss			14
Total comprehensive income attributable to Deswell Industries, Inc.	$ 4,273	$ 6,190	$ 1,387
Basic:
Net income per share	$ 0.27	$ 0.39	$ 0.09
Weighted average common shares outstanding (shares in thousands)	15,885	15,885	16,035
Diluted:
Net income per share	$ 0.27	$ 0.39	$ 0.09
Weighted average common shares outstanding (shares in thousands)	16,059	15,985	16,035